Revenue and government financing for research expenditures	12 Months Ended
Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue and government financing for research expenditures	Revenue and government financing for research expenditures
Revenue from collaboration and licensing agreements
The Company’s revenue from collaboration and licensing agreements amounts to €68,609, €56,155 and €12,112 for the fiscal year ended December 31, 2019, 2020 and 2021, respectively.

	Year ended December 31,
(in thousands of euro)	2019(1)	2020(1)	2021
Proceeds from collaboration and licensing agreements	61,356	54,038	10,497
of which monalizumab agreement	42,541	33,620	7,497
of which IPH5201 agreement	18,816	13,418	—
of which Sanofi agreement	—	7,000	3,000
Invoicing of research and development costs (IPH5201 and avdoralimab agreements)	6,949	2,531	1,613
Exchange gains (loss) on collaboration agreements	293	(602)	—
Others	10	188	—
Revenue from collaboration and licensing agreements	68,609	56,155	12,112
(1)The 2019 and 2020 comparatives have been restated to consider the impact of classifying the Lumoxiti business as discontinued operations in 2021. See note 2.w and 17.
a)Revenue recognition related to monalizumab AstraZeneca agreements and amendments
The Company identified the following promises under the monalizumab AstraZeneca agreements and amendments: (1) a non-exclusive license related to monalizumab restricted to two applications, with an option for an exclusive license related to monalizumab including all applications, (2) the performance of certain initial studies related to Phases 1/2 trials, and participation in certain studies of Phases 1/2 trials and Phase 3 clinical trials through a co-financing.
The Company considered the license has a standalone functionality and is capable of being distinct. However the Company determined that the license is not distinct from the performance of initial studies and participation to Phase 3 clinical trials because they increased the utility of the licensed IP. Thus, the licensed IP, the performance of initial studies and participation to Phase 3 clinical trials are combined into a single performance obligation.
This performance obligation was considered as satisfied over time as AstraZeneca controls the licensed IP which is being enhanced during the agreement. The revenue is recognized over time, based on the input method (costs incurred). As a result, the Company recognizes the price of the transaction as a revenue on the basis of the progress of studies that the Company has undertaken to carry out under the agreement. Progression is assessed following to actual costs incurred relative to the total budgeted costs to fulfill the obligation.
The transaction price was initially estimated to the initial payment of $250,000 thousand, less the amounts that the Company expected to pay to AstraZeneca for co-financing Phase 1/2 clinical studies. The additional payment of $100,000 thousand triggered by AstraZeneca’s exercise of the exclusivity option was treated as a change in the price estimate of the transaction. In addition, the amendment of the contract, which modified the scope and budget of the studies to be carried out by the Company as well as the arrangements for sharing the cost of the other studies, led to a revision of the degree of progress and the price of the transaction. Thus, the exercise of the option and the amendment of the contract resulted in the recognition of a favourable cumulative adjustment of €38,321 thousand in revenue for the year ended December 31, 2019.
The additional payment of $50,000 thousand triggered by the dosing of the first patient in the Phase 3 trial evaluating monalizumab was treated in full as a collaboration commitment ("collaboration liability" in the consolidated balance sheet) in view to the commitment linked to the contract for the Phase 1/2 (co-financing) and Phase 3 studies (amendment signed in September 2020). Consequently, this additional payment has no impact on the transaction price.
The subsequent milestones and potential royalty payments are excluded from the transaction price due to the uncertainties of clinical trials results.
The Company used the most likely amount to determine variable consideration. Variable consideration for cost-sharing payments related to certain studies of Phases 1/2 trials and Phase 3 clinical trials when applicable are included in the transaction price.
As described in Note 2. d, the expected payments to AstraZeneca are classified as collaboration liability in the consolidated statement of financial position. Quarterly invoices received from AstraZeneca reduce the collaboration liability and have no impact on the consolidated statement of income.
Change in monalizumab deferred revenue (in thousands of euro):

As of December 31, 2018	104,925
Revenue for the 2019 financial year	(42,541)
Transfer from collaboration liabilities	273
As of December 31, 2019	62,657
Revenue for the 2020 financial year	(33,620)
Transfer from collaboration liabilities	(2,465)
As of As of December 31, 2020	26,572
Revenue for the 2021 financial year	(7,497)
Transfer from collaboration liabilities	1,084
As of December 31, 2021	20,159

Change in monalizumab collaboration liablities (in thousands of euro):

As of December 31, 2018 (1)	31,656
Additions	—
Deductions	(10,352)
As of December 31, 2019 (2)	21,304
Additions(3)	46,320
Deductions	(20,938)
As of December 31, 2020 (4)	46,686
Additions	4,262
Deductions	(10,534)
As of December 31, 2021(5)	40,415
(1)Of which €20,987 thousand of current portion and €10,669 of non-current portion.
(2)Of which €21,304 thousand of current portion.
(3)Including €41,227 thousand euros ($ 50,000 thousand) relating to the collaboration commitment following the milestone payment related to the treatment of the first patient in the Phase 3 trial evaluating monalizumab.
(4)Of which €1,832 thousand of current portion and €44,854 of non-current portion.
(5)Of which €32,997 thousand of current portion and €7,418 of non-current portion.
b)Revenue recognition related to IPH5201 AstraZeneca collaboration and option agreement
The Company determined that IPH5201 AstraZeneca collaboration and option agreement is an enforceable contract under IFRS 15 as the upfront payment is non-refundable and thus AstraZeneca will incur significant loss if it doesn’t exercise its licensed option. The Company considered that the exercise price of the option granted to AstraZeneca for an exclusive license is a variable consideration.
The Company identified the following promises under the IPH5201 AstraZeneca collaboration and option agreement: (1) an option for an exclusive license related to IPH5201 combined with the performance of the services provided by the Company for preclinical studies and (2) the performance of research and development services provided by the Company in conformity with the defined development plan for clinical studies.
The Company has determined that the option and performance of research and development services provided for preclinical studies is distinct from the performance of research and development services rendered in accordance with the development plan defined for clinical studies to the extent that the services rendered in the clinical phase could be performed (whether or not it owns) by AstraZeneca and they do not significantly transform the intellectual property underlying the license. Thus, the option and performance of research and development services in the preclinical phase are combined into a common performance obligation, distinct from research and development services in the preclinical phase. This performance obligation was fully resolved on December 31, 2020, the Company no longer intervening in the preclinical development plan relating to IPH5201, following the launch of the first Phase 1 clinical trial evaluating IPH5201 by AstraZeneca in March 2020, and the transfer to AstraZeneca in 2020 by the Company of all critical proprietary expertise related to IPH5201. The contract liabilities relating to the IPH5201 agreement are thus fully recognized since December 31, 2020.
The transaction price was initially estimated to the initial upfront payment of $50,000 thousand (received in October 2018 for $26,000 thousand and in January 2019 for $24,000 thousand) to which was added during fiscal year 2020 a milestone payment of $5 million (received in June 2020) following the dosing of the first patient in the first Phase 1 trial evaluating IPH5201. In addition, there is funding for research and development work related to preclinical studies.
The option exercise price and subsequent milestone payments are excluded from the transaction price due to their uncertainty related to the results of clinical studies. Likewise, the financing of research and development work related to clinical studies is also excluded from the transaction price.
The performance obligation was considered as satisfied over time as the IP in development has no alternate use for the Company as it is an exclusive license and that the Company has an enforceable right to payment for completed research and development services.
The Company applied the input method and recognized the price of the transaction as a revenue percentage of completion of the costs of the preclinical studies.
Change in IPH5201 deferred revenue (in thousands of euro):
The variance of the deferred revenue relating to this agreement is presented in the following schedule (in thousands of euro):

As of December 31, 2018	27,869
Revenue for the 2019 financial year	(18,816)
As of December 31, 2019	9,053
Increase in deferred revenue resulting from the $5m milestone relating to the dosage of the first Phase I patient dosed	4,365
Revenue for the 2020 financial year	(13,418)
As of December 31, 2020	—
c)Revenue related to collaboration and option agreement related to four to-be-agreed upon molecules (preclinical molecules)
The Company determined that the option to acquire an exclusive license provides a material right to AstraZeneca that it would not receive without entering into that contract. The Company will recognize revenue when those future goods or services are transferred or when the option expires. Thus, the upfront payment is recorded as a deferred revenue for an amount of €17,400 thousand as of December 31, 2021.
d)Revenue recognition related to avdoralimab AstraZeneca agreement
The Company recognized revenue as research and development expenses are incurred (see Note 1.1.e for agreement description).
e)Schedule of variance of deferred revenue
The main variance of the global deferred revenue is presented in the following schedule:

(in thousands of euro)	December 31, 2018	Recognition in P&L	Transfer from collaboration liabilities	December 31, 2019
Monalizumab	104,925	(42,541)	273	62,657
IPH5201	27,869	(18,816)	—	9,054
Preclinical molecules	17,400	—	—	17,400
Total	150,195	(61,356)	273	89,112 (1)
(1)Of which €48,770 thousand of current deferred revenue and €40,342 thousand of non-current deferred revenue.

(in thousands of euro)	December 31, 2019	Recognition in P&L	Proceeds	Transfer from collaboration liabilities	December 31, 2020
Monalizumab	62,657	(33,620)	—	(2,465)	26,572
IPH5201	9,054	(13,418)	4,365	—	—
Preclinical molecules	17,400	—	—	—	17,400
Total	89,112	(47,038)	4,365	(2,465)	43,973 (2)
(2) Of which €11,299 thousand of current deferred revenue and €32,674 thousand of non-current deferred revenue.

(in thousands of euro)	December 31, 2020	Recognition in P&L	Proceeds and other increase	Transfer from collaboration liabilities	December 31, 2021
Monalizumab	26,572	(7,497)	—	1,084	20,159
Preclinical molecules	17,400	—	—	—	17,400
Others	—	—	353	—	353
Total	43,973	(7,497)	353	1,084	37,913 (3)

(3) Of which €12,500 thousand of current deferred revenue and €25,413 thousand of non-current deferred revenue.

Government financing for research expenditures
The Company receives grants from the European Commission and the French government and state organizations in several different forms:
•Investment and operating grants; and
•Research Tax Credits.
The total amount for government financing for research expenditures recorded as other income in the income statement can be analyzed as follows:

	Year ended December 31,
(in thousands of euro)	2019	2020	2021
Research Tax Credit	16,737	13,084	10,310
Grant (1)	103	534	2,281
Government financing for research expenditures	16,840	13,618	12,591
(1) On July 6, 2021, the Company announced that FORCE (FOR COVID-19 Elimination), the investigator-sponsored, Phase 2 clinical trial evaluating the safety and efficacy of avdoralimab, in COVID-19 patients with severe pneumonia, did not meet its primary endpoints in all three cohorts of the trial. These results reflect the technical and commercial failure of the project. Consequently, the Company considers as of December 31, 2021 that all installments of the refundable advance received and remaining to be received as of December 31, 2021 for a total amount of €1,988 thousand as non-refundable in accordance with the terms of the agreement and in light of the technical and commercial failure of the project. This amount has been treated as government grant revenue. This amount is broken down between the initial payment of €1,360 thousand euros and an amount still to be received of €628 thousand at December 31, 2021.As a reminder, this payment was received by the Company following the financing contract signed in August 2020 with BPI. This financing contract was signed as part of the program set up by the French government to help and develop a therapeutic solution with preventive or curative aim against COVID-19.